Property, plant and equipment - Schedule of property, plant and equipment (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 3,179,299
Acquisitions	531,089
Disposals and cancellations	(164,768)
Depreciation charges	(106,068)
Transfer to assets held for sale	(50,345)
Transfers	0
Translation differences	(75)
Property, plant and equipment at end of period	3,389,132
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,967,787
Acquisitions	444,744
Disposals and cancellations	(164,768)
Depreciation charges	(95,364)
Transfer to assets held for sale	(50,345)
Transfers	117,132
Translation differences	0
Property, plant and equipment at end of period	3,219,186
Vessels under construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	181,293
Acquisitions	72,866
Disposals and cancellations	0
Depreciation charges	0
Transfer to assets held for sale	0
Transfers	(117,132)
Translation differences	0
Property, plant and equipment at end of period	137,027
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	29,001
Acquisitions	13,384
Disposals and cancellations	0
Depreciation charges	(10,398)
Transfer to assets held for sale	0
Transfers	0
Translation differences	(65)
Property, plant and equipment at end of period	31,922
Other tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,218
Acquisitions	95
Disposals and cancellations	0
Depreciation charges	(306)
Transfer to assets held for sale	0
Transfers	0
Translation differences	(10)
Property, plant and equipment at end of period	997
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	5,115,574
Property, plant and equipment at end of period	5,584,043
Cost | Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,875,811
Property, plant and equipment at end of period	5,375,264
Cost | Vessels under construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	181,293
Property, plant and equipment at end of period	137,027
Cost | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	53,226
Property, plant and equipment at end of period	66,545
Cost | Other tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	5,244
Property, plant and equipment at end of period	5,207
Depreciation & impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,936,275)
Property, plant and equipment at end of period	(2,194,911)
Depreciation & impairment losses | Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,908,024)
Property, plant and equipment at end of period	(2,156,078)
Depreciation & impairment losses | Vessels under construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	0
Depreciation & impairment losses | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(24,225)
Property, plant and equipment at end of period	(34,623)
Depreciation & impairment losses | Other tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(4,026)
Property, plant and equipment at end of period	$ (4,210)